Long-term debt (Tables)	12 Months Ended
Nov. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Disclosure Of Detailed Information About NonCurrent Borrowings Explanatory [Table Text Block]
Long-term debt, net of transaction costs is as follows:

	Face value	Actual interest rate	Maturity	Current	2024 Non- current	Current	2023 Non- current
Marathon Term Loan	$60,600		Repaid in 2024	$-	$-	$7,286	$50,688
TD Term Loan	25,000	7.35%	November 27, 2027	3,493	21,298	-	-
TD Revolver	5,000	7.35%	November 27, 2027	-	4,874	-	-
IQ Subordinated Loan	15,000	11.45%	May 27, 2028	-	14,767	-	-
Total long-term debt				$3,493	$40,939	$7,286	$50,688

Summary of movement in the carrying value of the term loan
The movement in the carrying value of the Long-term debt as follows:

	Marathon Term Loan	TD Term Loan	TD Revolver	IQ Term Loan

Term loan as at November 30, 2022	$37,894	$-	$-	$-

Issuance	20,000	-	-	-

Costs related to issuance	(1,182)	-	-	-
Costs related to Marathon Warrants (note 19 (c))	(78)	-	-	-

Consideration for the Fifth Amendment	540	-	-

Accretion expense	800	-	-	-

Term loan as at November 30, 2023	$57,974	$-	$-	$-

Accretion expense	1,131	-	-	-

Cash paid on repayment	(60,600)	-	-	-

Costs related to repayment	(4,403)	-	-	-

Loss on repayment	5,898	-	-	-

Issuance	-	25,000	5,000	15,000
Costs related to issuance	-	(209)	(126)	(233)

Long-term debt as at November 30, 2024	$-	$24,791	$4,874	$14,767